Shareholder's Equity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of accumulated other comprehensive income
Unrealized holding gains (losses) on securities arising during the period, pretax		$ (440)	$ 284	$ (279)
Unrealized holding gains (losses) on securities arising during the period, tax		154	(99)	98
Unrealized holding gains (losses) on securities arising during the period, net of tax		(286)	185	(181)
Reclassification adjustment for realized (gains) losses included in net earnings, pretax	[1]	13	(35)	(70)
Reclassification adjustment for realized (gains) losses included in net earnings, tax	[1]	(5)	12	24
Reclassification adjustment for realized (gains) losses included in net earnings, net of tax		8	(23)	(46)
Accumulated other comprehensive income, net unrealized gains (losses) on securities, beginning balance	[2]	469	307	534
Other comprehensive income, net unrealized gains (losses) on securities, pretax		(427)	249	(349)
Other comprehensive income, net unrealized gains (losses) on securities, tax		149	(87)	122
Total net unrealized gains (losses) on securities		(278)	162	(227)
Accumulated other comprehensive income, net unrealized gains (losses) on securities, ending balance	[2]	191	469	307
Accumulated other comprehensive income, net unrealized gains (losses) on cash flow hedges, beginning balance		0	0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, pretax		1	0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, tax		0	0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, net of tax		1	0	0
Accumulated other comprehensive income, net unrealized gains (losses) on cash flow hedges, ending balance		1	0	0
Accumulated other comprehensive income (loss), total, beginning balance		469	307
Other comprehensive income (loss), total, pretax		(426)	249
Other comprehensive income (loss), total, tax		149	(87)
Other comprehensive income (loss), net of tax		(277)	162	(227)
Accumulated other comprehensive income (loss), total, ending balance		$ 192	$ 469	$ 307

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings: OCI component Affected line in the Statement of Earnings Pretax Realized gains on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $33 million at December 31, 2015 compared to net unrealized gains of $37 million and $35 million at December 31, 2014 and 2013, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.